Consolidated Statements of Income (Parenthetical)	12 Months Ended
Dec. 31, 2010
Adjusted to reflect common stock dividend paid to shareholders	2.00%
Adjusted to reflect common stock dividend paid to share holders record date	Sep. 30, 2010
Dividend Paid
Adjusted to reflect common stock dividend paid to share holders record date	Oct. 03, 2011